Redeemable convertible preferred stock (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Redeemable Convertible Preferred Stock [Abstract]
Redeemable convertible preferred stock
Note 9 - Convertible preferred stock

During October, 2020, the Company consummated an insider-led equity financing, including the transactions contemplated by a securities purchase agreement (the “Securities Purchase Agreement”) between the Company and certain accredited and sophisticated investors (the “Purchasers”) and an exchange agreement (the “Series E Exchange Agreement”) between the Company and Cavalry Fund LP ("Cavalry"), the holder of all of the Company’s previously outstanding Series E preferred stock.

Pursuant to the Securities Purchase Agreement, the Company, in a private placement (the “Series F Private Placement”), issued and sold units (the “Series F Units”) to the Purchasers for a purchase price of $1,000 per Unit. Each Unit consists of: (i) one share of the Company’s Series F convertible preferred stock, par value $0.001 per share (the “Series F Preferred Stock”), which is convertible into shares of the Company’s common stock, par value $0.001 per share, at a value per share of common stock of $0.50; and (ii) a warrant to purchase for a six year period such number of shares of common stock (the “Series F Warrant Shares”) into which such share of Series F Preferred Stock is convertible at an exercise price per Warrant Share of $0.75. Pursuant to the Series F Private Placement, the Company raised approximately $18.2 million in gross cash proceeds, approximately $6.5 million of which was invested by certain officers, directors, employees and associated related parties thereto of the Company. The Series F Shares were recorded at fair value on the date of issuance on an as converted basis.

Concurrently with the execution of the Securities Purchase Agreement, the Company and the Purchasers entered into a registration rights agreement, (as amended by a certain first amendment dated October 29,2020, the "Registration Rights Agreement"), pursuant to which the Company filed a registration statement which was declared effective by the SEC on February 16, 2021 to register the Warrant Shares and the shares of common stock issuable upon conversion of the Series F Preferred Stock.

In connection with the consummation of the Series F Private Placement, on October 1, 2020, the Company filed with the Secretary of State of Delaware a Certificate of Designations which authorizes a total of 30,000 shares of Series F Preferred Stock and sets forth the designations, preferences, and rights of the Company's Series F Preferred Stock.

On October 1, 2020, the Company issued 14,264 Series F Units in conjunction with money received for the Series F Private Placement. In addition, pursuant to the Series E Exchange Agreement, on October 1, 2020, the Company issued 3,500 Series F Units to Cavalry in exchange for all of its outstanding Series E Preferred Stock. The exchange of Series E Preferred Shares resulted in a $5.4 million gain and was recorded to Accumulated deficit on the Company's Consolidated Balance Sheets.

On October 12, 2020 and October 23, 2020, the Company issued 1,106 and 2,832 Series F Units, respectively, in conjunction with the Series F Private Placement. In addition, on October 23, 2020, the Company issued an additional 100 shares of Series F Preferred Stock in conjunction with a marketing agreement.

The Company evaluated the conversion option within the Series F Preferred Stock on the dates of issuance to determine whether the conversion price was beneficial to the holders. The Company recorded a BCF related to the issuance of the Series F Preferred Stock. The BCF was recognized and measured by allocating a portion of the proceeds to the beneficial conversion feature, based on fair value and was recorded to Accumulated deficit on the Company's Consolidated Balance Sheets limited to the proceeds amount allocated to the instrument.

The rights, preferences and privileges of Series F are as follows:

Ranking

Except to the extent the holders of the Series F Preferred Stock consent to the creation of a class of equity securities ranking senior to, or pari passu with, the Series F Preferred Stock, the Series F Preferred Stock shall rank senior to all shares of capital stock of the Company with respect to preferences as to dividends, distributions and payments upon liquidation, dissolution or winding up of the Company.

Voting

As to matters submitted to the holders of the Common Stock, each holder of the Series F Preferred Stock will be entitled to such number of votes equal to the number of shares of Common stock issuable upon conversion of such holder’s Series F Preferred Stock and shall vote, or provide consent, together with the Common Stock as if they were a single class. The holders of the Series F Preferred Stock shall vote as a separate class on matter affecting the terms of the Series F Preferred Stock, such as the authorization of a class of equity securities ranking senior to, or pari passu with, the Series F Preferred Stock.

Dividends

Holders of Series F Preferred Stock will not be entitled to receive dividends except to the extent that dividends are declared on the Series F Preferred Stock by the Company in its sole discretion or declared and made by the Company to holders of the Common Stock. In addition, if the Company grants, issues or sells any options, convertible securities or rights to purchase stock, warrants, securities or other property pro rata to all or substantially all of the record holders of any class of Common Stock (the “Purchase Rights”), then each holder of Series F Preferred Stock will be entitled to acquire, upon the terms applicable to such Purchase Rights, the aggregate Purchase Rights which such holder could have acquired if such holder had held the number of shares of Common Stock acquirable upon complete conversion of all the Series F Preferred Stock (without taking into account any limitations or restrictions on the convertibility of the Series F Preferred Stock) held by such holder.

Liquidation

If the Company voluntarily or involuntarily liquidates, dissolves or winds up, the holders of Series F Preferred Stock shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders, before any amount shall be paid to the holders of any of shares of Common Stock or other capital stock of the Company ranking junior to the Series F Preferred Stock, an amount per share of Series F Preferred Stock equal to the sum of $1,000 (subject to adjustment for stock splits, stock dividends, recapitalizations, reorganizations, reclassifications, combinations, subdivisions or other similar events occurring after the initial issuance date with respect to the Series F Preferred Stock, the “Stated Value”)) plus any accrued and unpaid dividends and late charges (such sum, the “Conversion Amount”). The rights of holders of Series F Preferred Stock to receive their liquidation preference also will be subject to the proportionate rights of capital stock, if any, ranking senior to or in parity with the Series F Preferred Stock as to liquidation.

Optional Conversion

Subject to certain beneficial ownership limitations contained in the Certificate of Designations, holders of the Series F Preferred Stock shall be entitled to convert each share of outstanding Series F Preferred Stock held by such holder into such number of validly issued, fully paid and non-assessable shares of Common Stock equal to the Conversion Amount of such share of Series F Preferred Stock divided by $0.50 (subject to adjustment, the “Conversion Price”).

Automatic Conversion

Each share of Series F Preferred Stock not previously converted into shares of Common Stock shall automatically, without any further action by the holders of such Series F Preferred Stock, be converted into such number of fully paid and non-assessable shares of Common Stock determined by dividing the Stated Value of such share of Series F Preferred Stock by the then applicable Conversion Price upon the closing of a firm commitment underwritten public offering of shares of Common Stock which results in the Common Stock being traded on any of The New York Stock Exchange, the NYSE American, the Nasdaq Global Select Market, the Nasdaq Global Market or any successor market thereto. Any such conversion shall be subject to the beneficial ownership limitations set forth in the Certificate of Designations.

Anti-dilution

Holders of the Series F Preferred Stock are entitled to a “full rachet” anti-dilution adjustment to the Conversion Price in the event the Company issues, sells or grants any shares of Common Stock (or securities convertible, exercisable or exchangeable for Common Stock) for no consideration or for consideration or purchase price per share (or, in the case of securities convertible, exercisable or exchangeable for Common Stock, with a conversion, exercise or exchange price) less than the Conversion Price then in effect.

Note 13 – Redeemable convertible preferred stock

On May 6, 2019, the Company acquired 2,633,678 outstanding shares of Series E, which represented an element of the purchase price and were recorded at fair value (on an as converted into common stock basis) based on the $6.00 per share closing price of Better Choice Company’s shares of common stock as they remained outstanding after the reverse acquisitions discussed in "Note 2 - Acquisitions" above. The Series E had a stated value of $0.99 per share and was convertible to common stock at a price of $0.78 per share.

On May 10, 2019 and May 13, 2019, holders of the Company’s Series E converted 689,394 and 236,364 preferred shares into 875,000 and 300,000 shares of the Company’s common stock, respectively.

On November 21, 2019, holders of the Company’s Series E converted 320,542 preferred shares into 406,841 shares of the Company’s common stock.

During October, 2020, the Company consummated an insider-led equity financing, including the transactions contemplated by a securities purchase agreement (the “Securities Purchase Agreement”) between the Company and certain accredited and sophisticated investors (the “Purchasers”) and an exchange agreement (the “Series E Exchange Agreement”) between the Company and Cavalry Fund LP ("Cavalry"), the holder of all of the Company’s outstanding Series E preferred stock.

Pursuant to the Securities Purchase Agreement, the Company, in a private placement (the “Series F Private Placement”), issued and sold units (the “Series F Units”) to the Purchasers for a purchase price of $1,000 per Unit. Each Unit consists of: (i) one share of the Company’s Series F convertible preferred stock, par value $0.001 per share (the “Series F Preferred Stock”), which is convertible into shares of the Company’s common stock, par value $0.001 per share, at a value per share of common stock of $0.50; and (ii) a warrant to purchase for a six year period such number of shares of common stock (the “Series F Warrant Shares”) into which such share of Series F Preferred Stock is convertible at an exercise price per Warrant Share of $0.75. Pursuant to the Series F Private Placement, the Company raised approximately $18.2 million in gross cash proceeds, approximately $6.5 million of which was invested by certain officers and directors of the Company. The series F Shares were recorded at fair value on the date of issuance on an as converted basis.

Concurrently with the execution of the Securities Purchase Agreement, the Company and the Purchasers entered into a registration rights agreement, (the "Registration Rights Agreement") and as amended by a certain first amendment to the Registration Rights Agreement"), dated October 29,2020, pursuant to which the Company filed a registration statement with the SEC on December 9, 2020 along with and amendment on February 16, 2021 to register the Warrant Shares and the shares of common stock issuable upon conversion of the Series F Preferred Stock.

In connection with the consummation of the Series F Private Placement, on October 1, 2020, the Company filed with the Secretary of State of Delaware a Certificate of Designations which authorizes a total of 30,000 shares of Series F Preferred Stock and sets forth the designations, preferences, and rights of the Company's Series F Preferred Stock.
On October 1, 2020, the Company issued 14,264 Series F Units in conjunction with money received for the Series F Private Placement. In addition, pursuant to the Series E Exchange Agreement, on October 1, 2020, the Company issued 3,500 Series F Units to Cavalry in exchange for all of its outstanding Series E Preferred Stock. The exchange of Series E Preferred Shares resulted in a $5.4 million gain and was recorded to Accumulated deficit on the Company's Consolidated Balance Sheets.

On October 2, 2020, the Company entered into an amendment to its Facilities Agreement to permit the Company to use a portion of the net proceeds of the Series F Private Placement to make a partial repayment of the outstanding term loan thereunder. See "Note 10 - Debt" for additional information.

On October 12, 2020 and October 23, 2020, the Company issued 1,106 and 2,832 Series F Units, respectively, in conjunction with the Series F Private Placement. In addition, on October 23, 2020, the Company issued an additional 100 shares of Series F Preferred Stock in conjunction with a marketing agreement.

The Company evaluated the conversion option within the Series F Preferred Stock on the dates of issuance to determine whether the conversion price was beneficial to the holders. The Company recorded a BCF related to the issuance of the Series F Preferred Stock. The BCF was recognized and measured by allocating a portion of the proceeds to the beneficial conversion feature, based on fair value and was recorded to Accumulated deficit on the Company's Consolidated Balance Sheets limited to the proceeds amount allocated to the instrument.

The rights, preferences and privileges of Series F are as follows:

Ranking

Except to the extent the holders of the Series F Preferred Stock consent to the creation of a class of equity securities ranking senior to, or pari passu with, the Series F Preferred Stock, the Series F Preferred Stock shall rank senior to all shares of capital stock of the Company with respect to preferences as to dividends, distributions and payments upon liquidation, dissolution or winding up of the Company.

Voting

As to matters submitted to the holders of the Common Stock, each holder of the Series F Preferred Stock will be entitled to such number of votes equal to the number of shares of Common stock issuable upon conversion of such holder’s Series F Preferred Stock and shall vote, or provide consent, together with the Common Stock as if they were a single class. The holders of the Series F Preferred Stock shall vote as a separate class on matter affecting the terms of the Series F Preferred Stock, such as the authorization of a class of equity securities ranking senior to, or pari passu with, the Series F Preferred Stock.

Dividends

Holders of Series F Preferred Stock will not be entitled to receive dividends except to the extent that dividends are declared on the Series F Preferred Stock by the Company in its sole discretion or declared and made by the Company to holders of the Common Stock. In addition, if the Company grants, issues or sells any options, convertible securities or rights to purchase stock, warrants, securities or other property pro rata to all or substantially all of the record holders of any class of Common Stock (the “Purchase Rights”), then each holder of Series F Preferred Stock will be entitled to acquire, upon the terms applicable to such Purchase Rights, the aggregate Purchase Rights which such holder could have acquired if such holder had held the number of shares of Common Stock acquirable upon complete conversion of all the Series F Preferred Stock (without taking into account any limitations or restrictions on the convertibility of the Series F Preferred Stock) held by such holder.

Liquidation

If the Company voluntarily or involuntarily liquidates, dissolves or winds up, the holders of Series F Preferred Stock shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders, before any amount shall be paid to the holders of any of shares of Common Stock or other capital stock of the Company ranking junior to the Series F Preferred Stock, an amount per share of Series F Preferred Stock equal to the sum of $1,000 (subject to adjustment for stock splits, stock dividends, recapitalizations, reorganizations, reclassifications, combinations, subdivisions or other similar events occurring after the initial issuance date with respect to the Series F Preferred Stock, the “Stated Value”)) plus any accrued and unpaid dividends and late charges (such sum, the “Conversion Amount”). The rights of holders of Series F Preferred Stock to receive their liquidation preference also will be subject to the proportionate rights of capital stock, if any, ranking senior to or in parity with the Series F Preferred Stock as to liquidation.

Conversion

Subject to certain beneficial ownership limitations contained in the Certificate of Designations, holders of the Series F Preferred Stock shall be entitled to convert each share of outstanding Series F Preferred Stock held by such holder into such number of validly issued, fully paid and non-assessable shares of Common Stock equal to the Conversion Amount of such share of Series F Preferred Stock divided by $0.50 (subject to adjustment, the “Conversion Price”).

Redemption

Each share of Series F Preferred Stock not previously converted into shares of Common Stock shall automatically, without any further action by the holders of such Series F Preferred Stock, be converted into such number of fully paid and non-assessable shares of Common Stock determined by dividing the Stated Value of such share of Series F Preferred Stock by the then applicable Conversion Price upon the closing of a firm commitment underwritten public offering of shares of Common Stock which results in the Common Stock being traded on any of The New York Stock Exchange, the NYSE American, the Nasdaq Global Select Market, the Nasdaq Global Market or any successor market thereto. Any such conversion shall be subject to the beneficial ownership limitations set forth in the Certificate of Designations.

Anti-dilution

Holders of the Series F Preferred Stock are entitled to a “full rachet” anti-dilution adjustment to the Conversion Price in the event the Company issues, sells or grants any shares of Common Stock (or securities convertible, exercisable or exchangeable for Common Stock) for no consideration or for consideration or purchase price per share (or, in the case of securities convertible, exercisable or exchangeable for Common Stock, with a conversion, exercise or exchange price) less than the Conversion Price then in effect.